Reserves for Losses and Adjustment Expenses Short-duration Insurance Contracts, Claims by Accident Year (Details)	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Claims Development [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 4,492,400,000	$ 4,116,600,000
Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,683,300,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,472,200,000
All outstanding liabilities for 2016 and subsequent years, net of reinsurance	211,100,000
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	0
Liability for claims and claim adjustment expenses, net of reinsurance	211,100,000	268,900,000
Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,595,400,000
Cumulative paid claims and allocated claim adjustment expense, Net	697,100,000
All outstanding liabilities for 2016 and subsequent years, net of reinsurance	898,300,000
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	0
Liability for claims and claim adjustment expenses, net of reinsurance	898,300,000	756,000,000.0
Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,266,100,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,046,000,000
All outstanding liabilities for 2016 and subsequent years, net of reinsurance	220,100,000
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	0
Liability for claims and claim adjustment expenses, net of reinsurance	220,100,000	221,300,000
Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,662,700,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,553,600,000
All outstanding liabilities for 2016 and subsequent years, net of reinsurance	1,109,100,000
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	0
Liability for claims and claim adjustment expenses, net of reinsurance	1,109,100,000	981,300,000
Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	3,035,600,000
Cumulative paid claims and allocated claim adjustment expense, Net	2,548,300,000
All outstanding liabilities for 2016 and subsequent years, net of reinsurance	487,300,000
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	0
Liability for claims and claim adjustment expenses, net of reinsurance	487,300,000	560,600,000
Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,946,700,000
Cumulative paid claims and allocated claim adjustment expense, Net	882,700,000
All outstanding liabilities for 2016 and subsequent years, net of reinsurance	1,064,000,000
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	0
Liability for claims and claim adjustment expenses, net of reinsurance	1,064,000,000	885,900,000
Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,481,300,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,978,800,000
All outstanding liabilities for 2016 and subsequent years, net of reinsurance	502,500,000
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net, Not Separately Presented	0
Liability for claims and claim adjustment expenses, net of reinsurance	502,500,000	442,600,000
Accident Year 2016 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	235,900,000	235,900,000	$ 235,900,000	$ 235,900,000	$ 236,300,000	$ 248,000,000.0	$ 246,600,000	$ 245,200,000	$ 250,400,000	$ 239,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	10,758
Cumulative paid claims and allocated claim adjustment expense, Net	$ 235,900,000	235,900,000	235,900,000	235,900,000	236,300,000	233,500,000	224,500,000	202,200,000	169,500,000	67,200,000
Accident Year 2016 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	127,200,000	127,200,000	127,200,000	127,200,000	248,000,000.0	202,900,000	191,700,000	185,100,000	189,700,000	218,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,886
Cumulative paid claims and allocated claim adjustment expense, Net	$ 127,200,000	127,200,000	127,200,000	127,200,000	126,200,000	110,800,000	83,400,000	40,600,000	23,100,000	4,200,000
Accident Year 2016 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	197,300,000	197,300,000	197,300,000	197,300,000	221,900,000	220,200,000	230,400,000	229,800,000	230,000,000.0	260,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,443
Cumulative paid claims and allocated claim adjustment expense, Net	$ 197,300,000	197,300,000	197,300,000	197,300,000	194,900,000	192,200,000	165,100,000	143,500,000	83,000,000.0	30,900,000
Accident Year 2016 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	135,300,000	135,300,000	135,300,000	135,300,000	187,500,000	186,300,000	202,600,000	217,000,000.0	212,400,000	191,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,250
Cumulative paid claims and allocated claim adjustment expense, Net	$ 135,300,000	135,300,000	135,300,000	135,300,000	131,100,000	126,500,000	130,400,000	102,400,000	71,500,000	15,300,000
Accident Year 2016 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	228,300,000	228,300,000	228,300,000	228,300,000	229,900,000	238,200,000	242,900,000	263,900,000	265,300,000	266,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,287
Cumulative paid claims and allocated claim adjustment expense, Net	$ 228,300,000	228,300,000	228,300,000	228,300,000	229,900,000	225,800,000	212,700,000	202,000,000.0	161,500,000	55,900,000
Accident Year 2016 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	138,200,000	138,200,000	138,200,000	138,200,000	253,100,000	262,400,000	255,100,000	244,700,000	245,200,000	232,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,317
Cumulative paid claims and allocated claim adjustment expense, Net	$ 138,200,000	138,200,000	138,200,000	138,200,000	138,300,000	126,500,000	96,400,000	64,300,000	33,600,000	9,200,000
Accident Year 2016 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	223,700,000	223,700,000	223,700,000	223,700,000	213,700,000	226,000,000.0	231,100,000	238,600,000	240,500,000	239,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	940
Cumulative paid claims and allocated claim adjustment expense, Net	$ 223,700,000	223,700,000	223,700,000	223,700,000	196,200,000	194,800,000	184,500,000	166,500,000	151,600,000	$ 58,700,000
Accident Year 2017 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	185,600,000	185,600,000	185,600,000	185,600,000	275,500,000	254,600,000	253,200,000	260,100,000	297,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	9,719
Cumulative paid claims and allocated claim adjustment expense, Net	$ 185,600,000	185,600,000	185,600,000	185,600,000	237,800,000	243,900,000	223,000,000.0	189,700,000	97,000,000.0
Accident Year 2017 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	72,700,000	72,700,000	72,700,000	72,700,000	221,100,000	199,000,000.0	180,100,000	176,000,000.0	182,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,585
Cumulative paid claims and allocated claim adjustment expense, Net	$ 72,700,000	72,700,000	72,700,000	72,700,000	92,400,000	98,200,000	53,300,000	23,100,000	3,600,000
Accident Year 2017 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	127,000,000.0	127,000,000.0	127,000,000.0	127,000,000.0	226,100,000	214,800,000	207,300,000	200,500,000	210,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	6,080
Cumulative paid claims and allocated claim adjustment expense, Net	$ 127,000,000.0	127,000,000.0	127,000,000.0	127,000,000.0	150,500,000	168,800,000	140,700,000	97,900,000	40,300,000
Accident Year 2017 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	137,400,000	137,400,000	137,400,000	137,400,000	210,900,000	188,900,000	188,100,000	183,300,000	206,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,766
Cumulative paid claims and allocated claim adjustment expense, Net	$ 137,400,000	137,400,000	137,400,000	137,400,000	135,900,000	117,400,000	83,400,000	51,200,000	27,200,000
Accident Year 2017 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	437,500,000	437,500,000	437,500,000	437,500,000	574,600,000	502,900,000	514,100,000	532,700,000	554,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,948
Cumulative paid claims and allocated claim adjustment expense, Net	$ 437,500,000	437,500,000	437,500,000	437,500,000	412,500,000	439,300,000	415,100,000	356,400,000	123,300,000
Accident Year 2017 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	111,500,000	111,500,000	111,500,000	111,500,000	263,600,000	252,200,000	252,800,000	241,900,000	244,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,431
Cumulative paid claims and allocated claim adjustment expense, Net	$ 111,500,000	111,500,000	111,500,000	111,500,000	111,400,000	97,500,000	59,200,000	30,600,000	8,900,000
Accident Year 2017 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	364,000,000.0	364,000,000.0	364,000,000.0	364,000,000.0	359,100,000	365,600,000	377,100,000	393,400,000	380,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,344
Cumulative paid claims and allocated claim adjustment expense, Net	$ 364,000,000.0	364,000,000.0	364,000,000.0	364,000,000.0	308,700,000	307,400,000	271,800,000	239,600,000	$ 94,900,000
Accident Year 2018 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	190,200,000	190,200,000	190,200,000	190,200,000	199,800,000	191,700,000	208,100,000	205,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	8,201
Cumulative paid claims and allocated claim adjustment expense, Net	$ 190,200,000	190,200,000	190,200,000	190,200,000	178,600,000	184,900,000	162,800,000	62,600,000
Accident Year 2018 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	45,600,000	45,600,000	45,600,000	45,600,000	169,000,000.0	137,700,000	126,600,000	123,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,551
Cumulative paid claims and allocated claim adjustment expense, Net	$ 45,600,000	45,600,000	45,600,000	45,600,000	59,900,000	44,000,000.0	28,100,000	3,200,000
Accident Year 2018 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	151,500,000	151,500,000	151,500,000	151,500,000	235,100,000	208,900,000	207,800,000	170,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,213
Cumulative paid claims and allocated claim adjustment expense, Net	$ 151,500,000	151,500,000	151,500,000	151,500,000	151,500,000	133,400,000	105,100,000	26,800,000
Accident Year 2018 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	112,700,000	112,700,000	112,700,000	112,700,000	163,600,000	154,900,000	173,300,000	157,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,661
Cumulative paid claims and allocated claim adjustment expense, Net	$ 112,700,000	112,700,000	112,700,000	112,700,000	112,300,000	100,100,000	75,000,000.0	20,500,000
Accident Year 2018 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	288,600,000	288,600,000	288,600,000	288,600,000	518,100,000	326,900,000	336,000,000.0	309,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,809
Cumulative paid claims and allocated claim adjustment expense, Net	$ 288,600,000	288,600,000	288,600,000	288,600,000	263,300,000	270,500,000	270,400,000	122,500,000
Accident Year 2018 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	93,100,000	93,100,000	93,100,000	93,100,000	255,800,000	265,700,000	258,000,000.0	228,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,372
Cumulative paid claims and allocated claim adjustment expense, Net	$ 93,100,000	93,100,000	93,100,000	93,100,000	93,100,000	73,600,000	33,600,000	7,100,000
Accident Year 2018 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	328,300,000	328,300,000	328,300,000	328,300,000	418,200,000	393,500,000	395,300,000	395,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,437
Cumulative paid claims and allocated claim adjustment expense, Net	$ 328,300,000	328,300,000	328,300,000	328,300,000	326,200,000	314,400,000	280,600,000	$ 27,600,000
Accident Year 2019 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	190,800,000	190,800,000	190,800,000	190,800,000	104,300,000	131,900,000	128,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	6,875
Cumulative paid claims and allocated claim adjustment expense, Net	$ 190,800,000	190,800,000	190,800,000	190,800,000	100,300,000	92,400,000	49,500,000
Accident Year 2019 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	52,600,000	52,600,000	52,600,000	52,600,000	156,800,000	148,600,000	126,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,269
Cumulative paid claims and allocated claim adjustment expense, Net	$ 52,600,000	52,600,000	52,600,000	52,600,000	65,300,000	18,500,000	6,400,000
Accident Year 2019 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	107,600,000	107,600,000	107,600,000	107,600,000	124,000,000.0	153,000,000.0	145,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	3,709
Cumulative paid claims and allocated claim adjustment expense, Net	$ 107,600,000	107,600,000	107,600,000	107,600,000	89,800,000	72,600,000	33,600,000
Accident Year 2019 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	132,000,000.0	132,000,000.0	132,000,000.0	132,000,000.0	239,500,000	261,900,000	249,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	23,804
Cumulative paid claims and allocated claim adjustment expense, Net	$ 132,000,000.0	132,000,000.0	132,000,000.0	132,000,000.0	121,700,000	87,000,000.0	27,300,000
Accident Year 2019 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	160,500,000	160,500,000	160,500,000	160,500,000	321,200,000	230,400,000	214,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,410
Cumulative paid claims and allocated claim adjustment expense, Net	$ 160,500,000	160,500,000	160,500,000	160,500,000	161,700,000	136,300,000	28,300,000
Accident Year 2019 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	53,000,000.0	53,000,000.0	53,000,000.0	53,000,000.0	245,000,000.0	254,700,000	234,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,056
Cumulative paid claims and allocated claim adjustment expense, Net	$ 53,000,000.0	53,000,000.0	53,000,000.0	53,000,000.0	52,600,000	36,400,000	9,300,000
Accident Year 2019 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	400,900,000	400,900,000	400,900,000	400,900,000	401,200,000	498,300,000	474,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,563
Cumulative paid claims and allocated claim adjustment expense, Net	$ 400,900,000	400,900,000	400,900,000	400,900,000	401,000,000.0	382,500,000	$ 274,000,000.0
Accident Year 2020 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	205,700,000	216,900,000	216,500,000	210,800,000	200,700,000	206,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 8,500,000
Number of Reported Claims | Integer	7,689
Cumulative paid claims and allocated claim adjustment expense, Net	$ 188,700,000	180,600,000	171,500,000	153,400,000	125,300,000	61,800,000
Accident Year 2020 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	155,200,000	154,000,000.0	147,900,000	142,100,000	143,800,000	134,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 33,200,000
Number of Reported Claims | Integer	3,905
Cumulative paid claims and allocated claim adjustment expense, Net	$ 102,900,000	92,700,000	62,000,000.0	36,500,000	9,500,000	0
Accident Year 2020 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	145,700,000	151,700,000	126,800,000	125,800,000	111,300,000	110,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 26,300,000
Number of Reported Claims | Integer	3,874
Cumulative paid claims and allocated claim adjustment expense, Net	$ 114,200,000	109,700,000	101,300,000	88,800,000	66,600,000	28,600,000
Accident Year 2020 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	374,400,000	355,900,000	353,900,000	339,700,000	349,400,000	349,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 63,500,000
Number of Reported Claims | Integer	106,017
Cumulative paid claims and allocated claim adjustment expense, Net	$ 293,500,000	241,600,000	227,000,000.0	175,100,000	121,700,000	47,900,000
Accident Year 2020 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	376,700,000	377,900,000	365,300,000	354,300,000	406,100,000	318,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 5,600,000
Number of Reported Claims | Integer	1,464
Cumulative paid claims and allocated claim adjustment expense, Net	$ 349,200,000	312,600,000	312,600,000	237,100,000	165,500,000	41,800,000
Accident Year 2020 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	206,600,000	190,800,000	181,600,000	199,700,000	235,900,000	254,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 37,500,000
Number of Reported Claims | Integer	1,723
Cumulative paid claims and allocated claim adjustment expense, Net	$ 126,800,000	102,400,000	71,900,000	44,400,000	27,900,000	9,200,000
Accident Year 2020 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	374,700,000	372,700,000	380,300,000	376,500,000	602,300,000	415,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 12,600,000
Number of Reported Claims | Integer	1,538
Cumulative paid claims and allocated claim adjustment expense, Net	$ 344,300,000	335,100,000	312,100,000	291,400,000	270,500,000	$ 213,300,000
Accident Year 2021 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	190,800,000	194,400,000	197,900,000	204,700,000	210,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 5,600,000
Number of Reported Claims | Integer	6,828
Cumulative paid claims and allocated claim adjustment expense, Net	$ 179,500,000	165,300,000	152,700,000	120,800,000	59,200,000
Accident Year 2021 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	191,900,000	198,200,000	200,300,000	191,600,000	176,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 56,900,000
Number of Reported Claims | Integer	3,687
Cumulative paid claims and allocated claim adjustment expense, Net	$ 107,600,000	92,700,000	54,300,000	23,700,000	3,200,000
Accident Year 2021 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	94,700,000	97,200,000	95,400,000	95,800,000	93,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 10,100,000
Number of Reported Claims | Integer	4,785
Cumulative paid claims and allocated claim adjustment expense, Net	$ 82,300,000	70,600,000	64,600,000	52,200,000	23,500,000
Accident Year 2021 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	284,800,000	297,900,000	296,800,000	306,500,000	287,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 46,900,000
Number of Reported Claims | Integer	34,955
Cumulative paid claims and allocated claim adjustment expense, Net	$ 198,900,000	162,800,000	131,300,000	89,900,000	43,600,000
Accident Year 2021 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	496,200,000	504,500,000	512,100,000	492,400,000	663,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 1,100,000
Number of Reported Claims | Integer	1,530
Cumulative paid claims and allocated claim adjustment expense, Net	$ 467,000,000.0	442,500,000	375,000,000.0	241,600,000	75,500,000
Accident Year 2021 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	207,500,000	202,000,000.0	206,300,000	217,100,000	207,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 52,100,000
Number of Reported Claims | Integer	1,927
Cumulative paid claims and allocated claim adjustment expense, Net	$ 123,000,000.0	97,500,000	64,100,000	37,500,000	7,900,000
Accident Year 2021 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	124,400,000	138,500,000	142,300,000	153,000,000.0	157,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 8,700,000
Number of Reported Claims | Integer	1,404
Cumulative paid claims and allocated claim adjustment expense, Net	$ 98,900,000	89,100,000	76,200,000	53,500,000	$ 28,500,000
Accident Year 2022 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	176,000,000.0	174,000,000.0	177,300,000	170,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 8,000,000.0
Number of Reported Claims | Integer	5,884
Cumulative paid claims and allocated claim adjustment expense, Net	$ 159,900,000	145,800,000	115,200,000	41,500,000
Accident Year 2022 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	216,200,000	214,100,000	218,500,000	207,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 97,600,000
Number of Reported Claims | Integer	3,628
Cumulative paid claims and allocated claim adjustment expense, Net	$ 79,100,000	47,500,000	27,200,000	9,000,000.0
Accident Year 2022 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	105,900,000	113,500,000	106,400,000	108,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 18,200,000
Number of Reported Claims | Integer	5,405
Cumulative paid claims and allocated claim adjustment expense, Net	$ 81,500,000	73,900,000	57,700,000	24,900,000
Accident Year 2022 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	279,600,000	272,800,000	304,300,000	319,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 90,200,000
Number of Reported Claims | Integer	3,339
Cumulative paid claims and allocated claim adjustment expense, Net	$ 154,800,000	114,900,000	76,000,000.0	18,000,000.0
Accident Year 2022 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	386,000,000.0	387,800,000	394,200,000	395,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 42,100,000
Number of Reported Claims | Integer	1,505
Cumulative paid claims and allocated claim adjustment expense, Net	$ 305,100,000	271,800,000	201,300,000	65,200,000
Accident Year 2022 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	249,400,000	250,000,000.0	251,600,000	250,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 92,100,000
Number of Reported Claims | Integer	2,234
Cumulative paid claims and allocated claim adjustment expense, Net	$ 104,200,000	60,500,000	31,300,000	9,500,000
Accident Year 2022 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	251,600,000	200,100,000	195,300,000	195,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 130,000,000.0
Number of Reported Claims | Integer	1,551
Cumulative paid claims and allocated claim adjustment expense, Net	$ 98,600,000	76,100,000	54,400,000	$ 26,300,000
Accident Year 2023 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	102,800,000	135,400,000	156,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 10,900,000
Number of Reported Claims | Integer	4,206
Cumulative paid claims and allocated claim adjustment expense, Net	$ 72,600,000	67,300,000	30,400,000
Accident Year 2023 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	251,100,000	239,200,000	228,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 106,600,000
Number of Reported Claims | Integer	3,197
Cumulative paid claims and allocated claim adjustment expense, Net	$ 85,700,000	36,600,000	5,600,000
Accident Year 2023 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	105,400,000	110,800,000	117,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 12,200,000
Number of Reported Claims | Integer	4,073
Cumulative paid claims and allocated claim adjustment expense, Net	$ 86,000,000.0	73,400,000	27,800,000
Accident Year 2023 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	350,700,000	351,700,000	343,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 119,300,000
Number of Reported Claims | Integer	3,292
Cumulative paid claims and allocated claim adjustment expense, Net	$ 166,200,000	101,100,000	21,600,000
Accident Year 2023 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	202,600,000	225,500,000	230,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 16,800,000
Number of Reported Claims | Integer	1,153
Cumulative paid claims and allocated claim adjustment expense, Net	$ 154,200,000	107,300,000	44,800,000
Accident Year 2023 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	271,600,000	272,200,000	272,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 137,400,000
Number of Reported Claims | Integer	2,393
Cumulative paid claims and allocated claim adjustment expense, Net	$ 82,000,000.0	35,600,000	8,500,000
Accident Year 2023 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	124,300,000	146,000,000.0	143,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 36,900,000
Number of Reported Claims | Integer	1,324
Cumulative paid claims and allocated claim adjustment expense, Net	$ 68,800,000	48,800,000	$ 22,700,000
Accident Year 2024 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	95,900,000	138,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 37,600,000
Number of Reported Claims	2,494
Cumulative paid claims and allocated claim adjustment expense, Net	$ 43,300,000	19,600,000
Accident Year 2024 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	243,200,000	240,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 185,300,000
Number of Reported Claims	2,423
Cumulative paid claims and allocated claim adjustment expense, Net	$ 20,700,000	3,400,000
Accident Year 2024 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	102,800,000	110,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 27,900,000
Number of Reported Claims	3,661
Cumulative paid claims and allocated claim adjustment expense, Net	$ 59,500,000	32,400,000
Accident Year 2024 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	436,600,000	428,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 203,000,000.0
Number of Reported Claims	4,469
Cumulative paid claims and allocated claim adjustment expense, Net	$ 168,200,000	90,400,000
Accident Year 2024 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	237,000,000.0	262,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 51,400,000
Number of Reported Claims | Integer	1,053
Cumulative paid claims and allocated claim adjustment expense, Net	$ 112,200,000	33,300,000
Accident Year 2024 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	298,700,000	291,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 220,400,000
Number of Reported Claims | Integer	1,996
Cumulative paid claims and allocated claim adjustment expense, Net	$ 38,800,000	9,700,000
Accident Year 2024 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	152,400,000	155,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 99,300,000
Number of Reported Claims | Integer	1,081
Cumulative paid claims and allocated claim adjustment expense, Net	$ 34,200,000	$ 14,400,000
Accident Year 2025 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	109,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 31,200,000
Number of Reported Claims	1,781
Cumulative paid claims and allocated claim adjustment expense, Net	$ 25,700,000
Accident Year 2025 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	239,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 212,400,000
Number of Reported Claims	1,767
Cumulative paid claims and allocated claim adjustment expense, Net	$ 3,000,000.0
Accident Year 2025 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	128,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 66,800,000
Number of Reported Claims	2,351
Cumulative paid claims and allocated claim adjustment expense, Net	$ 39,100,000
Accident Year 2025 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	419,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 332,800,000
Number of Reported Claims	4,730
Cumulative paid claims and allocated claim adjustment expense, Net	$ 54,600,000
Accident Year 2025 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	222,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 99,200,000
Number of Reported Claims | Integer	702
Cumulative paid claims and allocated claim adjustment expense, Net	$ 45,700,000
Accident Year 2025 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	317,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 286,900,000
Number of Reported Claims | Integer	1,024
Cumulative paid claims and allocated claim adjustment expense, Net	$ 12,100,000
Accident Year 2025 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	137,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 106,200,000
Number of Reported Claims | Integer	833
Cumulative paid claims and allocated claim adjustment expense, Net	$ 17,100,000